AOMT 2023-1 ABS-15G

Exhibit 99.55

Angel Oak
AOMT 2023-1
1/5/2023
Field Name	Loans With Discrepancy	Total Times Compared	% Variance
AmortizationType	0	10	0%
B1Citizen	0	10	0%
B1LastName	0	10	0%
BaseCLTV	0	10	0%
BaseLoanAmount	0	10	0%
BaseLTV	0	10	0%
CLTV	0	10	0%
CurrentInterestRate	0	10	0%
CurrentUnpaidBalance	0	10	0%
DSCR	0	10	0%
FirstPaymentDate	0	10	0%
InitialMonthlyPIOrIOPayment	0	10	0%
InterestOnlyFlag	0	10	0%
InterestOnlyTerm	0	10	0%
InterestRate	0	10	0%
LienPosition	0	10	0%
LoanAmount	0	10	0%
LoanOriginatorNameLenderCreditor	0	10	0%
LoanProgram	0	10	0%
LoanPurpose	0	10	0%
LTV	0	10	0%
Margin	0	10	0%
MortgageOriginationChannel	0	10	0%
NoteDate	0	10	0%
NumberofUnits	0	10	0%
Occupancy	0	10	0%
OriginatorDTI	0	10	0%
PrepaymentPenaltyFlag	0	10	0%
PrepaymentPenaltyTotalTerm	0	10	0%
PropertyAddress	0	10	0%
PropertyCity	0	10	0%
PropertyState	0	10	0%
PropertyType	0	10	0%
PropertyZipCode	0	10	0%
RefinanceType	0	10	0%
SellerLoanID	0	10	0%
Term	0	10	0%
Total	0	370	0%